INCOME TAXES - Schedule of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance [Roll Forward]
Balance at beginning of period	$ 126,898	$ 9,409
Additions during the year	17,546	117,489
Balance at end of period	$ 144,444	$ 126,898